Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recurring losses			$ 54,574	$ 6,771	$ 81,281
Ci2i Services, INC [Member]
Accumulated deficit	$ 592,275			437,701
Recurring losses	54,574	$ 31,680		6,771	$ 81,281
Working capital deficit	$ 487,785			$ 433,211
Ci2i Services, INC [Member] | Minimum [Member]
Property and equipment estimated useful life	3 years			3 years
Ci2i Services, INC [Member] | Maximum [Member]
Property and equipment estimated useful life	7 years			7 years